Deferred Revenue - Summary of Change in Deferred Revenue (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income [abstract]
Beginning balance	$ 43,274	$ 40,952
Transitional adjustment for IFRS 15		1,435
Finance expense	4,154	4,182
Amortization of deferred revenue	(3,437)	(3,295)
Ending balance	$ 43,991	$ 43,274